UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (301) 543-6000

Date of fiscal year end: March 31st

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PSG TACTICAL GROWTH FUND

SEMI-ANNUAL REPORT

September 30, 2018

(Unaudited)

PSG TACTICAL GROWTH FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2018 (UNAUDITED)

 AVERAGE ANNUALIZED TOTAL RETURNS AS OF 09/30/2018

	Six Months	1 Year	5 Year	Since Inception *	Ending Value
PSG Tactical Growth Fund	2.48%	1.77%	-0.07%	0.45%	$ 10,293
HFRX Absolute Return Index	0.70%	1.13%	2.01%	1.95%	$ 11,316

* Date of commencement of investment operations (May 1, 2012).

Per the fee table in the Fund’s latest prospectus date August 1, 2018, the Fund’s total annual operating expense ratio was 2.33%, including Acquired Fund Fees and Expenses of 0.29%.  Updated information on the Fund’s expense ratio is available in the Financial Highlights.

This chart assumes an initial investment of $10,000 made on 5/1/2012 (commencement of investment operations).  Total return is based on the net change in net asset value (“NAV”) and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents that characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (855)-866-9825.

PSG TACTICAL GROWTH FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund.  The classifications below are represented as a percentage of total investments.

Basic Materials
3.48%
Communication Services
2.10%
Consumer Cyclical
3.09%
Consumer Defensive
1.50%
Energy
4.60%
Financial Services
17.20%
Healthcare
4.46%
Industrials
2.37%
Technology
6.32%
Utilities
0.55%
Closed End Funds
7.77%
Corporate Bonds
1.21%
Government Bond
0.82%
Exchange Traded Funds
19.36%
Exchange Traded Notes
1.49%
Limited Partnerships
2.10%
Preferred Stocks
9.31%
Real Estate Investment Trusts
2.41%
Money Market Fund
9.35%
Call Options
0.51%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short and written options.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares/ Principal		Value

COMMON STOCKS - 44.89%

Banks - 1.92%
31,292	Sberbank Pjsc ADR	$ 393,497

Cable & Other Pay Television Services - 1.06%
4,385	SoftBank Corp. ADR	218,154

Computer Communications Equipment - 1.54%
6,494	Cisco Systems, Inc.	315,933

Construction, Mining & Materials Handling Machinery & Equipment - 0.87%
2,013	Dover Corp.	178,211

Crude Petroleum & Natural Gas - 0.79%
119	California Resources Corp. *	5,775
2,413	Total SA ADR	155,373
		161,148
Electric Services - 0.54%
4,470	Vistra Energy Corp. *	111,214

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.55%
10,007	General Electric Co.	112,979

Electronic Computers - 1.56%
1,414	Apple, Inc. (a) (b)	319,196

Fire, Marine & Casualty Insurance - 5.53%
529	Alleghany Corp. *	345,188
6,858	American International Group, Inc. (b)	365,120
401	Fairfax Financial Holdings Ltd. (Canada) *	217,749
4,087	Loews Corp.	205,290
		1,133,347
Food & Kindred Products - 1.49%
7,097	Mondelez International, Inc.	304,887

Gold & Silver Ores - 1.87%
2,209	Agnico Eagle Mines Ltd. (Canada)	75,548
18,757	First Majestic Silver Corp. *	106,540
13,677	Pan American Silver Corp. (Canada)	201,872
		383,960

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Insurance Agents, Brokers & Services - 1.69%
292	Markel Corp. *	$ 347,039

Life Insurance - 1.02%
4,728	Brighthouse Financial, Inc. *	209,167

Mineral Royalty Traders - 0.62%
1,644	Royal Gold, Inc.	126,687

Motor Vehicles & Passenger Car Bodies - 1.70%
10,385	General Motor Co.	349,663

Motor Vehicle Parts & Accessories - 0.93%
1,148	Honeywell International, Inc.	191,027

National Commercial Banks - 3.90%
6,557	Bank of America Corp.	193,169
8,470	Citigroup, Inc.	607,638
		800,807
Natural Gas Transmission - 1.63%
12,222	Kinder Morgan, Inc.	216,696
2,089	Targa Resources Corp.	117,631
		334,327
Petroleum Refining - 2.14%
9,497	BP PLC. ADR	437,812

Pharmaceutical Preparations - 3.35%
2,537	Allergan PLC (Ireland)	483,248
5,577	Mylan N.V. (United Kingdom) *	204,118
		687,366
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.95%
3,035	DowDuPont, Inc.	195,181

Radio & TV Broadcasting & Communications Equipment - 0.55%
1,561	QUALCOMM, Inc.	112,439

Radio Telephone Communications - 0.50%
4,708	Vodafone Group PLC ADR	102,164

Retail-Auto Dealers & Gasoline Stations - 0.71%
1,960	CarMax, Inc. *	146,353

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Security Brokers, Dealers & Flotation Companies - 1.39%
12,951	Jefferies Financial Group, Inc.	$ 284,404

Services-Business Services, Nec - 2.23%
803	Alibaba Group Holding Ltd. ADR *	132,302
945	Alliance Data Systems Corp.	223,171
5,377	The Western Union Co.	102,486
		457,959
Services-Computer Programming, Data Processing, Etc. - 0.96%
84	Alphabet, Inc. Class C *	100,251
3,394	Twitter, Inc. *	96,593
		196,844
Services-Prepackaged Software - 1.33%
11,383	Box, Inc. *	272,168

Surgical & Medical Instruments & Apparatus - 1.06%
2,829	Baxter International, Inc.	218,088

Telephone Communications (No Radio Telephone) - 0.51%
3,145	AT&T, Inc.	105,609

TOTAL COMMON STOCKS (Cost $7,829,261) - 44.89%		9,207,630

CLOSED-END MUTUAL FUNDS AND BUSINESS DEVELOPMENT COMPANIES - 7.70%
10,422	AllianceBernstein Global High Income Fund	121,416
7,316	BlackRock Investment Quality Municipal Trust, Inc.	97,083
4,864	BlackRock Multi-Sector Income	82,299
7,752	BlackRock Municipal Income Trust	96,435
11,360	BlackRock MuniVest Fund, Inc.	99,400
12,542	Eaton Vance Limited Duration Income Fund	159,033
5,650	Eaton Vance Municipal Income Trust	64,862
5,400	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	98,388
12,800	FS Investment Corp.	90,240
4,034	John Hancock Preferred Income Fund II	85,400
18,762	Nuveen Preferred Income Opportunities Fund	173,924
7,590	Nuveen Quality Municipal Income Fund	97,076
8,946	PIMCO Dynamic Credit and Mortgage Fund, Inc.	215,777
2,948	PIMCO Dynamic Income Fund	98,729
TOTAL CLOSED-END MUTUAL FUNDS AND BUSINESS DEVELOPMENT COMPANIES (Cost $1,518,578) - 7.70%		1,580,062

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Shares/ Principal		Value

CORPORATE BONDS - 1.19%

Bituminous Coal & Lignite Surface Mining - 0.61%
125,000	Consol Energy, Inc. 5.875%, 04/15/22	$ 125,037

Crude Petroleum & Natural Gas - 0.22%
43,000	Chesapeake Energy Corp. 8.00%, 12/15/22	44,935

Radio Broadcasting Stations - 0.36%
50,000	iHeart Communications, Inc. 9.00%, 03/01/21	37,250
50,000	iHeart Communications, Inc. 9.00%, 12/15/19	37,625
		74,875

TOTAL CORPORATE BONDS (Cost $277,563) - 1.19%		244,847

GOVERNMENT BOND - 0.81%

Sovereigns - 0.81%
3,100,000(c)	Mexico Bonos de Desarrollo del Gobierno Federal Fix Rate 8.50%, 12/13/18	165,599

TOTAL GOVERNMENT BONDS (Cost $163,516) - 0.81%		165,599

EXCHANGE TRADED FUNDS - 19.18%
23,154	Alerian MLP ETF	247,285
4,860	iShares China Large-Cap ETF	208,105
8,100	iShares MSCI Brazil ETF	273,213
14,412	iShares MSCI Emerging Markets ETF	618,563
3,417	iShares MSCI Emerging Markets Small-Cap ETF	156,362
5,989	iShares MSCI Frontier 100 ETF	170,327
7,445	iShares MSCI Hong Kong ETF	178,084
6,659	iShares MSCI India ETF	216,218
3,203	iShares MSCI Japan Index ETF	192,917
2,518	iShares MSCI Japan Small-Cap	196,404
3,329	iShares MSCI Mexico ETF	170,545
8,362	Market Vectors Russia ETF *	180,285
6,178	SPDR Gold Shares *	696,631
12,070	VanEck Vectors Junior Gold Miners ETF *	330,235
1,687	WisdomTree Japan Hedged Equity Fund	97,761
TOTAL EXCHANGE TRADED FUNDS (Cost $3,852,213) - 19.18%		3,932,935

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Shares/ Principal		Value

EXCHANGE TRADED NOTES - 1.48%
4,100	JPMorgan Cushing 30 MLP Index ETN	$ 77,490
8,217	JPMorgan Alerian MLP ETN	225,639
TOTAL EXCHANGE TRADED NOTES (Cost $334,640) - 1.48%		303,129

LIMITED PARTNERSHIPS - 2.08%

Natural Gas Transmission - 0.99%
3,138	Antero Midstream Partners LP	89,935
3,908	Enterprise Products Partners LP	112,277
		202,212
Pipe Lines (No Natural Gas) - 1.09%
4,563	Plains All American Pipeline, LP	114,121
4,461	Plains GP Holdings, LP	109,428
		223,549

TOTAL LIMITED PARTNERSHIPS (Cost $389,564) - 2.08%		425,761

PREFERRED STOCKS - 9.22%

Electric Services - 0.24%
1,980	PPL Capital Funding, Inc., Series B, 5.90%, 4/30/73	49,738

Energy - 0.22%
1,780	NGL Energy Partners LP Series B 9.00%, Perpetual	43,877

Finance Services - 0.48%
3,757	GMAC Capital Trust I, 8.09875%, 2/15/40 **	98,809

Life Insurance - 0.42%
3,340	Aegon N.V., 6.375%, Perpetual	85,537

National Commercial Banks - 3.74%
143	Bank of America Corp. 7.25%, Perpetual	185,078
1,764	BB&T Corp., 5.20%, Perpetual	43,218
4,338	First Horizon National Corp. Series A, 6.20%, Perpetual	108,998
312	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	402,755
1,050	Zions Bancorp PFD, Series G, 6.30%, Perpetual **	27,447
		767,496

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Shares/ Principal		Value

Real Estate Investment Trusts - 4.12%
8,322	AGNC Investment Corp., 7.75%, Perpetual	$ 212,377
364	Kimco Realty Corp. 5.25%, Perpetual	8,121
1,830	National Storage Affiliates Trust, 6.00%, 10/11/22	45,439
23,292	Vereit, Inc., Series F, 6.70%, Perpetual	578,806
		844,743

TOTAL PREFERRED STOCKS (Cost $1,834,102) - 9.22%		1,890,200

REAL ESTATE INVESTMENT TRUSTS - 2.39%
1,323	American Tower Corp.	192,232
8,620	Braemar Hotels & Resorts, Inc.	101,457
26,940	Vereit, Inc.	195,584
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $406,588) - 2.39%		489,273

MONEY MARKET FUND - 9.25%
1,898,014	Fidelity Institutional Treasury Only Money Market Class I 2.03% (b) **	1,898,014
TOTAL MONEY MARKET FUND (Cost $1,898,014) - 9.25%		1,898,014

INVESTMENTS IN OPTIONS PURCHASED, AT VALUE (Premiums Paid $100,496) - 0.51%		104,492

INVESTMENTS IN SECURITIES, AT VALUE (Cost $18,604,535) - 98.70%		20,241,942

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $620,614) - (3.58)%		(734,911)

ASSETS IN EXCESS OF OTHER LIABILITIES - 4.88%		1,001,852

NET ASSETS - 100.00%		$20,508,883

As of September 30, 2018, the diversification of countries was as follows:
Country	Percentage of Net Assets

Canada	2.41%
Ireland	2.36%
Mexico	0.81%
United Kingdom	1.00%
United States	92.12%
98.70%

ADR - American Depositary Receipt.

PLC - Public Limited Company.

* Represents non-income producing security.

** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2018.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $686,511.

(c) Principal is denominated in Mexican Pesos.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF OPTIONS PURCHASED

SEPTEMBER 30, 2018 (UNAUDITED)

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

CALL OPTIONS * - 0.51%

iShares MSCI Emerging Markets ETF	Options Clearing Corp.	322	$1,382,024	$ 42.00	12/21/2018	$ 66,332

VanEck Vectors Junior Gold Miners ETF	Options Clearing Corp.	240	656,640	28.00	11/16/2018	22,800

Vodafone Group PLC ADR	Options Clearing Corp.	192	416,642	22.00	1/18/2019	15,360

TOTAL CALL OPTIONS (Premiums Paid $100,496) - 0.51%						$104,492

* Non-income producing securities during the period.

** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS * - 1.52%

Motor Vehicles & Passenger Car Bodies - 0.32%
250	Tesla Motors, Inc.	$ 66,193

Services-Business Services - 1.20%
1,087	Stamps.com, Inc.	245,879

TOTAL COMMON STOCKS (Cost $230,619) - 1.52%		312,072

EXCHANGE TRADED FUNDS * - 2.06%
2,285	iShares PHLX Semiconductor ETF	422,839
TOTAL EXCHANGE TRADED FUNDS (Cost $389,995) - 2.06%		422,839

TOTAL SECURITIES SOLD SHORT (Proceeds $620,614) - 3.58%		$ 734,911

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $18,604,535)	$ 20,241,942
Cash	2,695
Deposit with Broker for Securities Sold Short and Options Written	750,834
Receivables:
Dividends and Interest	45,397
Portfolio Securities Sold	254,105
Shareholder Purchases	18,000
Prepaid Expenses	6,503
Total Assets	21,319,476
Liabilities:
Securities Sold Short, at Value (Proceeds $620,614)	734,911
Payables:
Portfolio Securities Purchased	2,415
Dividend and Interest Expense	6,284
Advisory Fees (Note 4)	21,019
Distribution Fees	6,403
Trustee Fees	1,000
Other Accrued Expenses	11,800
Shareholder Redemptions	26,761
Total Liabilities	810,593
Net Assets	$ 20,508,883

Net Assets Consist of:
Paid In Capital	$ 21,204,629
Undistributed Net Investment Income	106,963
Accumulated Net Realized Loss on Investments in Securities, Options Written and Securities Sold Short	(2,325,819)
Net Unrealized Appreciation on Investments in Securities, Options Written and Securities Sold Short	1,523,110
Net Assets	$ 20,508,883

Shares Outstanding (Unlimited shares authorized with no par value)	2,067,903

Net Asset Value, Offering and Redemption Price Per Share	$ 9.92

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENT OF OPERATIONS

       FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $1,143)	$ 282,037
Total Investment Income	282,037

Expenses:
Advisory Fees (Note 4)	125,205
Transfer Agent & Accounting Fees	15,918
Distribution (12b-1) Fees (Note 4)	15,025
Registration Fees	2,016
Audit Fees	8,250
Insurance Fees	3,584
Miscellaneous Fees	1,977
Custodial Fees	2,455
Legal Fees	6,831
Trustee Fees (Note 4)	4,111
Printing and Mailing	1,461
Interest Expense	32,133
Dividend Expense	3,283
Total Expenses	222,249

Net Investment Income	59,788

Net Realized Gain/(Loss) on:
Investments in Securities	355,083
Options Written	6,524
Securities Sold Short	3,958
Net Realized Loss	365,565

Net Change in Unrealized Appreciation on:
Investments in Securities	18,333
Options Written	(1,759)
Securities Sold Short	(28,265)
Net Change in Unrealized Appreciation	(11,691)

Net Realized and Unrealized Loss on Investments	353,874

Net Increase in Net Assets Resulting from Operations	$ 413,662

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2018	3/31/2018
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income	$ 59,788	$ 151,114
Net Realized Gain (Loss)	365,565	(644,532)
Net Change in Unrealized Appreciation (Depreciation)	(11,691)	567,490
Net Increase in Net Assets Resulting from Operations	413,662	74,072

Distributions to Shareholders From:
Net Investment Income	-	(161,597)
Total Distributions	-	(161,597)

Net Increase in Net Assets Resulting from Capital Share Transactions (Note 5)	697,681	2,318,931

Total Increase in Net Assets	1,111,343	2,231,406

Net Assets:
Beginning of Period	19,397,540	17,166,134

End of Period (including undistributed net investment income of	$20,508,883	$19,397,540
$106,936 and $47,175, respectively).

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 9/30/2018

		Years Ended
		3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014

Net Asset Value, at Beginning of Period	$ 9.68	$ 9.71	$ 9.13	$ 10.74	$ 11.00	$ 10.22

Income From Investment Operations:
Net Investment Income *	0.03	0.08	0.09	0.07	0.06	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.21	(0.03)	0.55	(1.60)	(0.18)	0.66
Total from Investment Operations	0.24	0.05	0.64	(1.53)	(0.12)	0.78

Distributions from:
Net Investment Income	-	(0.08)	(0.06)	(0.08)	(0.14)	-
Net Realized Gains	-	-	-	-	-	-
Total Distributions	-	(0.08)	(0.06)	(0.08)	(0.14)	-

Net Asset Value, at End of Period	$ 9.92	$ 9.68	$ 9.71	$ 9.13	$ 10.74	$ 11.00

Total Return **	2.48%(d)	0.53%	6.98%	(14.24)%	(1.02)%	7.63%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 20,509	$ 19,398	$ 17,166	$ 16,505	$ 24,330	$ 21,176
Before Expense Recoupment
Ratio of Expenses to Average Net Assets (a) (c)	2.22%(e)	2.04%	2.48%	2.31%	2.17%	2.46%
Ratio of Net Investment Income to Average Net Assets (a) (b)	0.60%(e)	0.82%	0.97%	0.75%	0.57%	1.22%
After Expense Recoupment
Ratio of Expenses to Average Net Assets (a) (c)	2.22%(e)	2.04%	2.48%	2.31%	2.20%	2.51%
Ratio of Net Investment Income to Average Net Assets (a) (b)	0.60%(e)	0.82%	0.97%	0.75%	0.54%	1.17%
Portfolio Turnover	18.02%(d)	67.33%	120.31%	114.96%	93.36%	52.58%

(a) Does not include expenses of the underlying investment companies in which the Fund invests.

(b) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(c) The impact of dividend and interest expense on securities sold short for the Fund’s total expenses was 0.35%, 0.22%, 0.58%, 0.31%, 0.33%, and 0.51%, respectively.

(d) Not Annualized

(e) Annualized

* Per share net investment income has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an      investment in the Fund assuming reinvestment of all Fund distributions, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

NOTE 1. ORGANIZATION

The PSG Capital Management Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized on December 21, 2011, as a Delaware statutory trust.  The Trust currently consists of one series of units of beneficial interest (“shares”), the PSG Tactical Growth Fund (the “Fund”).  The Fund commenced investment operations on May 1, 2012.  The Board of Trustees may classify and reclassify the shares of the Fund into one or more classes of shares at a future date. The Fund is a diversified fund. The investment advisor to the Fund is PSG Investment Advisors, LLC (the “Advisor”).

The Fund seeks total return from income and capital appreciation with an emphasis on absolute return.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies and ASU 2013-08.

CASH: The Fund maintains its cash in an account at its custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits. A portion of cash is segregated as collateral for securities sold short and is included in "Deposit with Broker for Securities Sold Short and Options Written" on the Statement of Assets and Liabilities.

SECURITY VALUATION: The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking any sales, investments are generally valued by the pricing service at their last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Fixed income securities - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

For options, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (the “stock market close”), and will be used to determine fair value of the contracts.  Options listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:

(i)

at the last quoted sales price or, in the absence of a sale

(ii)

at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHARE VALUATION:  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, related to uncertain tax positions taken in open tax years (2015 - 2017) or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for Federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for Federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for Federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 9,207,630	$ -	$ -	$ 9,207,630
Closed-End Mutual Funds	1,580,062	-	-	1,580,062
Corporate Bonds	-	244,847	-	244,847
Government Bond	-	165,599	-	165,599
Exchange Traded Funds	3,932,935	-	-	3,932,935
Exchange Traded Notes	303,129	-	-	303,129
Limited Partnerships	425,761	-	-	425,761
Preferred Stocks	1,890,200	-	-	1,890,200
Real Estate Investment Trusts	489,273	-	-	489,273
Options Purchased	104,492	-	-	104,492
Money Market Fund	1,898,014	-	-	1,898,014
Total	$19,831,496	$ 410,446	$ -	$20,241,942

Investments in Securities Sold Short and Options Written	Level 1	Level 2	Level 3	Total
(Liabilities)
Common Stocks	$ (734,911)	$ -	$ -	$ (734,911)
Total	$ (734,911)	$ -	$ -	$ (734,911)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets or liabilities during the six months ended September 30, 2018. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund pursuant to a management agreement with the Trust (the “Agreement”).  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund during the term of the Agreement. For the six months ended September 30, 2018, the Fund incurred advisory fees of $125,205. As of

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

September 30, 2018, the Fund owed the Advisor $21,019, an amount which consisted of accrued but unpaid investment advisory fees.

The Advisor has contractually agreed to waive management fees and/or reimburse expenses to limit Fund expenses, until July 31, 2019, so that the total annual operating expenses (exclusive of any brokerage fees and commissions, indirect expenses such as acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes, extraordinary expenses such as litigation or expenses in connection with a merger or reorganization) of the Fund do not exceed 2.00% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lower of the foregoing expense limit or the limit then in place.  This agreement may be terminated only by the Board of Trustees, on 60 days written notice to the Advisor.  As of September 30, 2018, there were no fee waivers or expense reimbursements that could potentially be recouped in future periods.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of Mutual Shareholder Services (“MSS”). For the six months ended September 30, 2018, the Fund paid $7,800 to the Underwriter for distribution fees pursuant to the Rule 12b-1 Plan described below.

TRUSTEE FEES: The Fund pays a total annual fee of $4,000 to each Trustee who is not affiliated with the Trust or Advisor. Representatives of the Advisor serve as interested trustees and officers of the Trust, and they are not paid by the Trust or the Fund for these efforts.

DISTRIBUTION FEES: The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows it to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.25% per year of the Fund’s average daily net assets. The Board has authorized an accrual of 0.15% of the Fund’s average daily net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Independent Trustees. For the six months ended September 30, 2018, the Fund incurred distribution fees of $15,025.  During the six months ended September 30, 2018, the Advisor was reimbursed $450 pursuant to the Plan for distribution activities.

NOTE 5. BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended September 30, 2018		For the Year Ended March 31, 2018
	Shares	Capital	Shares	Capital
Shares sold	188,792	$ 1,852,757	411,264	$ 4,042,436
Shares reinvested	-	-	14,392	142,628
Shares redeemed	(124,964)	(1,155,076)	(190,086)	(1,866,133)
Net Increase (Decrease)	63,828	$ 697,681	235,570	$ 2,318,931

NOTE 6. OPTIONS

All derivatives held during the year contained equity risk exposure. The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type	Location	Value

Options Purchased	Options Purchased, at Value	$ 104,492

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2018 by the Fund are recorded in the following location in the Statement of Operations:

Financial Investment Type	Location	Realized Gain	Location	Unrealized Gain
Options Written	Net Realized Gain on Options Written	$ 6,524	Net Change in Unrealized Appreciation on Options Written	$ (1,759)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate, with the custodian, high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of September 30, 2018, as disclosed in the Schedule of Options Purchased and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, purchases and sales of investment securities other than U.S. Government Obligations, short-term investments, options, and securities sold short aggregated $3,333,765 and $3,605,814, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 9. TAX MATTERS

At September 30, 2018, the cost of investments for federal income tax purposes was $17,983,921 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 2,467,061
Unrealized depreciation	(943,951)
Net unrealized appreciation	$ 1,523,110

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

For the six months ended September 30, 2018, there were no distributions paid.

On December 22, 2017, the Fund declared an income distribution of $0.083838 per share.  The distribution was paid on December 22, 2017 to shareholders of record on December 21, 2017.  The tax character of the $161,597 paid was ordinary income.

On December 22, 2016, the Fund declared an income distribution of $0.05564 per share.  The distribution was paid on December 22, 2016 to shareholders of record on December 21, 2016.  The tax character of the $95,381 paid was ordinary income.

As of March 31, 2018 the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	$ (2,235,953)
Net Unrealized Appreciation of Investments	1,519,209
Undistributed Net Investment Income	45,106
Post-October and Late Year Losses	(437,770)
Total	$ (1,109,408)

The difference between book and tax basis unrealized appreciation is attributable primarily due to tax deferral of wash sale losses and income/loss flow through from grantor trusts.  The Fund has a capital loss carryforward of $2,235,953, of which $2,142,328 is short-term in nature and $93,625 is long-term in nature, and has no expiration.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $4,858.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such Post-October losses of $432,912.

NOTE 10. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act, as amended. As of September 30, 2018, Ameritrade, Inc., in omnibus accounts, in aggregate, was the owner of record of approximately 90% of the Fund and may be deemed to control the Fund by virtue of its authority over Fund shares.

NOTE 11.  NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 12.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PSG TACTICAL GROWTH FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2018 (UNAUDITED)

Expense Example

As a shareholder of the PSG Tactical Growth Fund (the "Fund"), you incur ongoing costs which typically consist of management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2018	September 30, 2018	April 1, 2018 to September 30, 2018

Actual	$1,000.00	$1,024.79	$11.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.94	$11.21

* Expenses are equal to the Fund's annualized expense ratio of 2.22%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PSG TACTICAL GROWTH FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2018 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-866-9825, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-866-9825 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free at 1-855-866-9825 to request a copy of the SAI or to make shareholder inquiries.

PSG CAPITAL MANAGEMENT TRUST (THE "TRUST")

Rev. January 2012

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

PSG TACTICAL GROWTH FUND

PRIVACY NOTICE

SEPTEMBER 30, 2018 (UNAUDITED)

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does the Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-855-866-9825.

PSG TACTICAL GROWTH FUND

PRIVACY NOTICE (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Page 2

What we do:
How does the Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

This Page Was Left Blank Intentionally

INVESTMENT ADVISOR

PSG Investment Advisors, LLC

8161 Maple Lawn Blvd., Suite 400

Maple Lawn, MD 20759

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date: November 29, 2018